Employee defined benefits plans obligation - Summary of obligations for defined benefit plans (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Balances at the beginning of year	$ (4,683)	$ (4,825)	$ (3,302)	$ (4,366)
Increase for business combination		(1,771)
Items classified in profit or loss
Current services cost	(38)	(99)	(68)	(161)
Cost for interest	(126)	(466)	(152)	(484)
Reductions	56	177
Return on plan assets	56			38
Exchange differences on translation gain (loss)	(91)	257		243
Items classified in other comprehensive income
Actuarial (losses) gains	(89)	2,698	(1,577)	(355)
Benefit payments		177
Contributions paid	146	727	630	402
At the end of the year	(4,825)	(3,302)	(4,469)	(4,683)
Present value of the obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balances at the beginning of year	(10,317)	(10,481)	(11,014)	(9,962)
Increase for business combination		(3,847)
Items classified in profit or loss
Current services cost	(38)	(99)	(68)	(161)
Cost for interest	(126)	(446)	(541)	(484)
Reductions		177
Exchange differences on translation gain (loss)	(57)	257		243
Items classified in other comprehensive income
Actuarial (losses) gains	(89)	2,698	(1,358)	(355)
Benefit payments	146	727	630	402
At the end of the year	(10,481)	(11,014)	(12,351)	(10,317)
Fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balances at the beginning of year	5,634	5,656	7,712	5,596
Increase for business combination		2,076
Items classified in profit or loss
Cost for interest		(20)	389
Reductions	56
Return on plan assets				38
Exchange differences on translation gain (loss)	(34)
Items classified in other comprehensive income
Actuarial (losses) gains			(219)
Benefit payments	(146)	(727)	(630)	(402)
Contributions paid	146	727	630	402
At the end of the year	$ 5,656	$ 7,712	$ 7,882	$ 5,634